ORGANIZATION AND NATURE OF OPERATIONS (Details)					6 Months Ended
	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Dec. 31, 2023 CNY (¥)	Jun. 28, 2024 USD ($)	Feb. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 10, 2023 USD ($)	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Variable interest entity, terms of arrangements					the Company has the right to absorb 90% of net interest or 100% of net loss of those Domestic Companies for accounting purposes
Individuals
ORGANIZATION AND NATURE OF OPERATIONS
Remaining paid in capital					¥ 12,500,000			$ 1,812,041
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage					49.00%			49.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage			10.00%
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Paid in capital | ¥					¥ 200,000
Remaining paid in capital					33,300,000			$ 4,827,276
Gan Su BHD Environmental Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥											¥ 50,000,000.0
Paid in capital					¥ 27,495,000			$ 3,872,590
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent					51.00%			51.00%
Percentage of equity interest transferred	3.60%	15.40%		2.00%
Gan Su BHD Environmental Technology Co., Ltd | Nanjing Recon
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred	15.40%
Ownership interest held by noncontrolling owner	19.00%
Gan Su BHD Environmental Technology Co., Ltd | Individuals
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent	51.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥										¥ 50,000,000.0
Paid in capital					¥ 4,200,000			$ 591,558
Equity interest of ownership percentage			55.00%		75.00%
Shandong Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital									$ 30,000,000.0
Paid in capital									$ 10,000,000.0
Guangxi Recon Renewable Resources Technology Co., Ltd | Recon-IN | Subsequent event
ORGANIZATION AND NATURE OF OPERATIONS
Capital							$ 30,000,000.0
Paid in capital						$ 1,000,000.0	$ 1,000,000.0